Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
April 30, 2023
XS1-NPRT3-0623
1.967990.109
Common Stocks - 97.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.2%
Entertainment - 2.7%
Activision Blizzard, Inc.	45,400	3,528,034
Bilibili, Inc. ADR (a)(b)	269,600	5,489,056
Netflix, Inc. (a)	471,624	155,602,906
Sea Ltd. ADR (a)	697,231	53,108,085
Take-Two Interactive Software, Inc. (a)	21,200	2,634,948
Universal Music Group NV	390,776	8,530,108
		228,893,137
Interactive Media & Services - 10.4%
Alphabet, Inc. Class A (a)	3,957,060	424,750,820
Epic Games, Inc. (a)(c)(d)	1,076	803,449
Meta Platforms, Inc. Class A (a)	1,448,710	348,153,987
Snap, Inc. Class A (a)	11,348,666	98,846,881
		872,555,137
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	17,500	864,634
T-Mobile U.S., Inc. (a)	44,700	6,432,330
		7,296,964
TOTAL COMMUNICATION SERVICES		1,108,745,238
CONSUMER DISCRETIONARY - 23.3%
Automobile Components - 0.1%
Aptiv PLC (a)	58,500	6,017,310
Automobiles - 2.2%
Neutron Holdings, Inc. (a)(c)(d)	691,699	18,607
Rad Power Bikes, Inc. (a)(c)(d)	110,210	340,549
Rivian Automotive, Inc. (a)(b)	1,296,195	16,617,220
Tesla, Inc. (a)	1,041,405	171,113,256
		188,089,632
Broadline Retail - 7.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	351,000	29,726,190
Amazon.com, Inc. (a)	5,694,700	600,506,115
MercadoLibre, Inc. (a)	700	894,243
Ollie's Bargain Outlet Holdings, Inc. (a)	120,800	7,882,200
		639,008,748
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	157,122	7,163,192
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	630,100	75,404,067
Caesars Entertainment, Inc. (a)	815,747	36,945,182
Chipotle Mexican Grill, Inc. (a)	3,242	6,703,224
Deliveroo PLC Class A (a)(e)	400,600	550,779
Draftkings Holdings, Inc. (b)	118,500	2,596,335
Flutter Entertainment PLC (a)	38,800	7,760,456
Hilton Worldwide Holdings, Inc.	155,900	22,452,718
Marriott International, Inc. Class A	248,600	42,097,924
McDonald's Corp.	19,800	5,855,850
Penn Entertainment, Inc. (a)	1,318,643	39,282,375
Restaurant Brands International, Inc.	62,300	4,367,461
Starbucks Corp.	167,200	19,109,288
Sweetgreen, Inc. Class A (a)	1,168,526	9,278,096
Trip.com Group Ltd. ADR (a)	176,600	6,271,066
Yum China Holdings, Inc.	91,400	5,591,852
Yum! Brands, Inc.	20,700	2,910,006
		287,176,679
Household Durables - 0.0%
D.R. Horton, Inc.	6,100	669,902
Lennar Corp. Class A	10,000	1,128,100
Sony Group Corp. sponsored ADR	18,600	1,667,862
Toll Brothers, Inc.	6,800	434,588
		3,900,452
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	420,600	3,734,928
Specialty Retail - 4.4%
American Eagle Outfitters, Inc.	2,254,986	30,194,263
Bath & Body Works, Inc.	106,700	3,745,170
Fanatics, Inc. Class A (a)(c)(d)	159,285	11,732,933
Fast Retailing Co. Ltd.	4,200	994,567
Five Below, Inc. (a)	168,884	33,330,946
Foot Locker, Inc.	314,600	13,210,054
FSN E-Commerce Ventures Private Ltd.	1,696,260	2,555,412
Lowe's Companies, Inc.	709,006	147,352,717
RH (a)	148,004	37,760,261
TJX Companies, Inc.	602,000	47,449,640
Victoria's Secret & Co. (a)	539,727	16,736,934
Warby Parker, Inc. (a)	1,082,679	11,400,610
Wayfair LLC Class A (a)	248,080	8,640,626
Williams-Sonoma, Inc.	41,500	5,023,160
		370,127,293
Textiles, Apparel & Luxury Goods - 5.5%
Capri Holdings Ltd. (a)	635,900	26,389,850
Compagnie Financiere Richemont SA Series A	40,920	6,764,112
Crocs, Inc. (a)	239,484	29,616,986
Deckers Outdoor Corp. (a)	91,416	43,819,345
Hermes International SCA	4,601	9,971,365
lululemon athletica, Inc. (a)	562,974	213,890,712
LVMH Moet Hennessy Louis Vuitton SE	28,261	27,183,728
NIKE, Inc. Class B	692,613	87,767,919
On Holding AG (a)	319,500	10,367,775
Tory Burch LLC (a)(c)(d)(f)	106,817	3,615,755
		459,387,547
TOTAL CONSUMER DISCRETIONARY		1,964,605,781
CONSUMER STAPLES - 2.2%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	26,100	8,287,011
Celsius Holdings, Inc. (a)(b)	765,015	73,112,484
Constellation Brands, Inc. Class A (sub. vtg.)	14,200	3,258,474
PepsiCo, Inc.	17,500	3,340,575
		87,998,544
Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	1,300	654,186
Dollar Tree, Inc. (a)	455,200	69,968,792
Target Corp.	44,800	7,067,200
Walmart, Inc.	60,400	9,118,588
		86,808,766
Food Products - 0.0%
Sovos Brands, Inc. (a)	10,900	186,935
The Real Good Food Co., Inc. (a)	5,400	21,222
		208,157
Household Products - 0.1%
Procter & Gamble Co.	40,700	6,364,666
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. Class A	3,600	888,192
Tobacco - 0.0%
Altria Group, Inc.	27,600	1,311,276
JUUL Labs, Inc. Class B (a)(c)(d)	2,450	26,730
		1,338,006
TOTAL CONSUMER STAPLES		183,606,331
ENERGY - 3.7%
Energy Equipment & Services - 0.1%
Halliburton Co.	181,500	5,944,125
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)	227,800	5,237,122
Cenovus Energy, Inc. (Canada)	381,300	6,399,795
Cheniere Energy, Inc.	52,600	8,047,800
Denbury, Inc. (a)	140,800	13,147,904
Devon Energy Corp.	262,700	14,036,061
Diamondback Energy, Inc.	260,000	36,972,000
EOG Resources, Inc.	338,300	40,416,701
Exxon Mobil Corp.	256,700	30,377,878
Hess Corp.	405,600	58,836,336
Marathon Oil Corp.	417,800	10,094,048
Northern Oil & Gas, Inc.	65,300	2,166,001
Occidental Petroleum Corp.	375,600	23,110,668
Pioneer Natural Resources Co.	146,500	31,871,075
Reliance Industries Ltd.	850,349	25,279,594
Reliance Industries Ltd. GDR (e)	24,800	1,478,080
		307,471,063
TOTAL ENERGY		313,415,188
FINANCIALS - 2.7%
Banks - 0.2%
Wells Fargo & Co.	314,100	12,485,475
Capital Markets - 0.0%
Goldman Sachs Group, Inc.	2,600	892,944
Morgan Stanley	9,500	854,715
		1,747,659
Consumer Finance - 0.5%
American Express Co.	270,700	43,674,738
Financial Services - 2.0%
Adyen BV (a)(e)	1,100	1,767,537
Ant International Co. Ltd. Class C (a)(c)(d)	1,568,556	2,415,576
Berkshire Hathaway, Inc. Class B (a)	5,300	1,741,315
Block, Inc. Class A (a)	275,800	16,765,882
MasterCard, Inc. Class A	302,500	114,959,075
PayPal Holdings, Inc. (a)	50,000	3,800,000
Visa, Inc. Class A	114,200	26,577,766
		168,027,151
TOTAL FINANCIALS		225,935,023
HEALTH CARE - 9.3%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	132,181	26,330,455
Arcutis Biotherapeutics, Inc. (a)	125,300	1,734,152
Argenx SE ADR (a)	11,437	4,436,184
Ascendis Pharma A/S sponsored ADR (a)	145,496	10,178,900
CytomX Therapeutics, Inc. (a)(e)	137,854	224,702
Generation Bio Co. (a)	163,122	802,560
Karuna Therapeutics, Inc. (a)	44,400	8,810,736
Moderna, Inc. (a)	3,700	491,693
Regeneron Pharmaceuticals, Inc. (a)	38,800	31,109,452
Vertex Pharmaceuticals, Inc. (a)	63,700	21,704,501
Viking Therapeutics, Inc. (a)	103,000	2,194,930
		108,018,265
Health Care Equipment & Supplies - 1.7%
Axonics Modulation Technologies, Inc. (a)	118,620	6,815,905
Blink Health LLC Series A1 (a)(c)(d)	6,283	276,389
Boston Scientific Corp. (a)	450,900	23,500,908
DexCom, Inc. (a)	451,660	54,804,424
Insulet Corp. (a)	89,398	28,432,140
Intuitive Surgical, Inc. (a)	2,800	843,416
Penumbra, Inc. (a)	3,100	880,772
Shockwave Medical, Inc. (a)	37,633	10,919,591
Stryker Corp.	45,400	13,604,110
TransMedics Group, Inc. (a)	17,800	1,407,980
		141,485,635
Health Care Providers & Services - 2.5%
agilon health, Inc. (a)	47,000	1,140,690
Alignment Healthcare, Inc. (a)	145,747	916,749
Guardant Health, Inc. (a)	341,409	7,702,187
Humana, Inc.	60,000	31,829,400
Surgery Partners, Inc. (a)	54,700	2,169,402
UnitedHealth Group, Inc.	336,200	165,440,658
		209,199,086
Health Care Technology - 0.0%
Certara, Inc. (a)	50,700	1,225,419
MultiPlan Corp. warrants (a)(c)	24,206	14
		1,225,433
Life Sciences Tools & Services - 0.7%
Danaher Corp.	123,000	29,139,930
ICON PLC (a)	18,600	3,584,034
Olink Holding AB ADR (a)	72,800	1,570,296
Seer, Inc. (a)	26,101	87,177
Thermo Fisher Scientific, Inc.	38,900	21,585,610
		55,967,047
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	60,500	4,429,810
Eli Lilly & Co.	366,779	145,193,135
Novo Nordisk A/S:
Series B	28,700	4,774,374
Series B sponsored ADR	225,900	37,745,631
Roche Holding AG (participation certificate)	10,650	3,334,943
Ventyx Biosciences, Inc. (a)	38,600	1,451,360
Zoetis, Inc. Class A	382,779	67,284,893
		264,214,146
TOTAL HEALTH CARE		780,109,612
INDUSTRIALS - 3.9%
Aerospace & Defense - 1.0%
Airbus Group NV	24,100	3,374,834
Howmet Aerospace, Inc.	217,300	9,624,217
L3Harris Technologies, Inc.	26,700	5,210,505
Lockheed Martin Corp.	15,600	7,245,420
Northrop Grumman Corp.	11,600	5,350,732
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	227,030	17,481,310
Class C (a)(c)(d)	6,860	528,220
The Boeing Co. (a)	161,800	33,457,004
TransDigm Group, Inc.	4,500	3,442,500
		85,714,742
Air Freight & Logistics - 0.0%
Delhivery Private Ltd.	294,700	1,353,702
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	461,400	6,012,042
Electrical Equipment - 0.0%
Array Technologies, Inc. (a)	37,230	761,354
Ground Transportation - 2.5%
Avis Budget Group, Inc. (a)	25,300	4,469,751
Bird Global, Inc.:
Class A (a)(b)	2,461,733	333,319
Stage 1 rights (a)(d)	13,740	0
Stage 2 rights (a)(d)	13,740	0
Stage 3 rights (a)(d)	13,740	0
Hertz Global Holdings, Inc. (a)	179,400	2,992,392
Lyft, Inc. (a)	3,889,489	39,867,262
Uber Technologies, Inc. (a)	5,145,175	159,757,684
		207,420,408
Machinery - 0.1%
Deere & Co.	19,800	7,484,796
Passenger Airlines - 0.2%
Delta Air Lines, Inc. (a)	206,200	7,074,722
United Airlines Holdings, Inc. (a)	238,400	10,441,920
		17,516,642
Professional Services - 0.0%
Experian PLC	41,200	1,458,681
TOTAL INDUSTRIALS		327,722,367
INFORMATION TECHNOLOGY - 38.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	31,500	5,045,040
Cisco Systems, Inc.	55,000	2,598,750
		7,643,790
IT Services - 0.5%
MongoDB, Inc. Class A (a)	42,880	10,289,485
Okta, Inc. (a)	268,900	18,427,717
Shopify, Inc. Class A (a)	33,900	1,642,393
Snowflake, Inc. (a)	31,500	4,664,520
Twilio, Inc. Class A (a)	93,056	4,895,676
		39,919,791
Semiconductors & Semiconductor Equipment - 15.3%
Advanced Micro Devices, Inc. (a)	699,019	62,471,328
ASML Holding NV (depository receipt)	17,300	11,017,678
Cirrus Logic, Inc. (a)	100,400	8,613,316
Enphase Energy, Inc. (a)	53,900	8,850,380
GlobalFoundries, Inc. (a)	936,360	55,057,968
Impinj, Inc. (a)	43,800	3,872,358
Marvell Technology, Inc.	5,373,495	212,145,583
Monolithic Power Systems, Inc.	45,300	20,927,241
NVIDIA Corp.	2,295,896	637,088,181
NXP Semiconductors NV	785,535	128,623,501
onsemi (a)	829,100	59,662,036
Skyworks Solutions, Inc.	36,700	3,886,530
SolarEdge Technologies, Inc. (a)	22,500	6,426,675
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	480,700	40,523,010
Teradyne, Inc.	313,700	28,665,906
		1,287,831,691
Software - 12.5%
Adobe, Inc. (a)	19,900	7,513,444
Atom Tickets LLC (a)(c)(d)(f)	344,068	3
Bill Holdings, Inc. (a)(b)	141,100	10,837,891
Confluent, Inc. (a)	77,100	1,696,200
Datadog, Inc. Class A (a)	116,100	7,822,818
HubSpot, Inc. (a)	85,992	36,198,332
Intuit, Inc.	77,700	34,494,915
Microsoft Corp.	2,647,700	813,532,302
Oracle Corp.	46,300	4,385,536
Paycom Software, Inc. (a)	46,500	13,502,205
Salesforce, Inc. (a)	416,670	82,654,828
ServiceNow, Inc. (a)	38,023	17,468,527
Splunk, Inc. (a)	91,400	7,882,336
Stripe, Inc. Class B (a)(c)(d)	19,900	400,587
Tanium, Inc. Class B (a)(c)(d)	151,000	1,162,700
Workday, Inc. Class A (a)	12,500	2,326,750
Zoom Video Communications, Inc. Class A (a)	158,000	9,705,940
		1,051,585,314
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	5,113,136	867,596,921
Seagate Technology Holdings PLC	7,500	440,775
		868,037,696
TOTAL INFORMATION TECHNOLOGY		3,255,018,282
MATERIALS - 0.6%
Chemicals - 0.1%
Cibus Corp. Series C (a)(c)(d)(f)	1,507,621	3,015,242
Linde PLC	12,900	4,765,905
		7,781,147
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,035,000	39,236,850
TOTAL MATERIALS		47,017,997
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower, Inc.	11,600	918,952
UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	35,300	2,705,039
TOTAL COMMON STOCKS (Cost $5,436,567,981)		8,209,799,810

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	37,119	7,386,681
Reddit, Inc.:
Series B(a)(c)(d)	129,280	4,704,499
Series E(a)(c)(d)	5,005	182,132
		12,273,312
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	14,368	44,397
Series C(a)(c)(d)	56,537	174,699
		219,096
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(f)	32,826	9,504,735

TOTAL CONSUMER DISCRETIONARY		9,723,831

CONSUMER STAPLES - 0.2%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc. Series G (a)(c)(d)	19,600	1,911,784
Instacart, Inc.:
Series H(a)(c)(d)	31,105	1,385,106
Series I(a)(c)(d)	13,960	621,639
		3,918,529
Food Products - 0.0%
AgBiome LLC Series C (a)(c)(d)	266,499	1,375,135

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(c)(d)	660,029	7,200,916
Series D(a)(c)(d)	5,110	55,750
		7,256,666
TOTAL CONSUMER STAPLES		12,550,330

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (c)(d)	642	121,267

Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(c)(d)	27,197	1,196,396

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(c)(d)	1,069	210,721

TOTAL HEALTH CARE		1,528,384

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	42,650	32,840,500
Series H(a)(c)(d)	6,348	4,887,960
Series N(a)(c)(d)	12,799	9,855,230
		47,583,690
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	12,033	835,331

TOTAL INDUSTRIALS		48,419,021

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	1,441,706	836,189

Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (a)(c)(d)	140,500	1,027,055

Software - 0.1%
Bolt Technology OU Series E (a)(c)(d)	18,160	2,366,842
Databricks, Inc. Series G (a)(c)(d)	51,900	2,505,213
Dataminr, Inc. Series D (a)(c)(d)	115,901	1,593,639
Delphix Corp. Series D (a)(c)(d)	242,876	1,102,657
Stripe, Inc.:
Series H(a)(c)(d)	8,700	175,131
Series I(c)(d)	109,798	2,210,234
		9,953,716
TOTAL INFORMATION TECHNOLOGY		11,816,960

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	125,000	4,433,750

TOTAL CONVERTIBLE PREFERRED STOCKS		100,745,588
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	12,405,800	333,716
Waymo LLC Series A2 (a)(c)(d)	15,200	733,096
		1,066,812
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	9,636	1,969,598

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,036,410
TOTAL PREFERRED STOCKS (Cost $57,920,017)		103,781,998

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	433,800	468,070
4% 6/12/27 (c)(d)	115,200	124,301
(Cost $549,000)		592,371

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (h)	55,382,801	55,393,877
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	28,362,403	28,365,239
TOTAL MONEY MARKET FUNDS (Cost $83,759,116)		83,759,116

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,578,796,114)	8,397,933,295
NET OTHER ASSETS (LIABILITIES) - 0.2%	14,156,893
NET ASSETS - 100.0%	8,412,090,188

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,192,433 or 1.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,021,098 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Ant International Co. Ltd. Class C	5/16/18	5,978,358

Atom Tickets LLC	8/15/17	2,179,035

Beta Technologies, Inc. Series A	4/09/21	881,658

Blink Health LLC Series A1	12/30/20	170,206

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd. Series E1	11/18/20	4,067,284

Castle Creek Biosciences, Inc. Series D2	6/28/21	110,200

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	3,185,523

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	440,268

Cibus Corp. Series C	2/16/18 - 12/02/22	2,729,664

Databricks, Inc. Series G	2/01/21	3,068,465

Dataminr, Inc. Series D	3/06/15	1,477,738

Delphix Corp. Series D	7/10/15	2,185,884

Diamond Foundry, Inc. Series C	3/15/21	3,000,000

Enevate Corp. Series E	1/29/21	1,598,398

Epic Games, Inc.	7/30/20	618,700

Fanatics, Inc. Class A	8/13/20	2,754,038

GoBrands, Inc. Series G	3/02/21	4,894,459

Instacart, Inc. Series H	11/13/20	1,866,300

Instacart, Inc. Series I	2/26/21	1,745,000

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	4,691,747

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	6,918

Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200

Rad Power Bikes, Inc.	1/21/21	531,635

Rad Power Bikes, Inc. Series A	1/21/21	69,309

Rad Power Bikes, Inc. Series C	1/21/21	272,725

Reddit, Inc. Series B	7/26/17	1,835,324

Reddit, Inc. Series E	5/18/21	212,583

Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp. Class C	9/11/17	92,610

Space Exploration Technologies Corp. Series G	1/20/15	3,303,669

Space Exploration Technologies Corp. Series H	8/04/17	856,980

Space Exploration Technologies Corp. Series N	8/04/20	3,455,730

Stripe, Inc. Class B	5/18/21	798,555

Stripe, Inc. Series H	3/15/21	349,088

Stripe, Inc. Series I	3/20/23	2,210,688

Tanium, Inc. Class B	4/21/17	749,609

Tory Burch LLC	5/14/15	7,671,241

Waymo LLC Series A2	5/08/20	1,305,181

Xsight Labs Ltd. Series D	2/16/21	1,123,438

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	371,709,138	1,895,863,199	2,212,178,460	4,043,842	-	-	55,393,877	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	80,554,541	548,372,711	600,562,013	232,121	-	-	28,365,239	0.1%
Total	452,263,679	2,444,235,910	2,812,740,473	4,275,963	-	-	83,759,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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